Notes Payable	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Notes Payable

7.        Notes Payable

In August 2014, the Company entered into a secured loan with Square 1 Bank (“Loan”). The Loan provides the Company with a term loan in the aggregate principal amount not to exceed $7.5 million to be used to supplement working capital.  The Loan is available to the Company in four tranches:  $1.5 million was made available to the Company on August 22, 2014 (“Tranche 1 Loan”), $1.5 million became available to the Company upon enrollment of the first patient in its the Phase 2 clinical trial for HS-110 (“Tranche 2 Loan”), $2.25 million was made available to the Company upon the initiation of the Phase 1B trial for lung cancer indication on June 30, 2015 (“Tranche 3 Loan”), and $2.25 million was made available to the Company upon Square 1 Bank’s receipt on December 30, 2015 of the full enrollment of our Phase 1/2 clinical trial for HS-410 (“Tranche 4 Loan”). As of December 31, 2014, the Company had drawn down $1.5 million each under the Tranche 1 Loan and Tranche 2 Loan, totaling $3.0 million. At December 31, 2015, the Company had drawn down the entire $7.5 million available under the Loan.

The Loan accrues interest monthly at an interest rate of 3.05% plus the prime rate or 6.30% per annum, whichever is greater. The Tranche 1 Loan was payable as interest-only period until June 30, 2015 and thereafter is payable in monthly installments of principal plus accrued interest until February 22, 2018. The Tranche 2 Loan is payable as interest-only prior to October 31, 2015 and thereafter is payable in monthly installments of principal plus accrued interest until February 22, 2018. The Tranche 3 Loan is payable as interest-only prior to October 31, 2015 and thereafter is payable in monthly installments of principal plus accrued interest until February 22, 2018. The Tranche 4 Loan is payable in monthly installments of principal plus accrued interest until February 22, 2018. During the year ended December 31, 2014, the Company made $0 in principal payments and $24,150 in interest payments on the outstanding loan.  During the year ended December 31, 2015, the Company made $0.4 million in principal payments and $0.3 million in interest payments on the outstanding loan.  The agreement with Square 1 Bank sets forth various affirmative and negative covenants. The failure of the Company to comply with one or more of the covenants constitutes a default under the Loan. The covenants include the Company having at least two ongoing clinical trials at all times, the attainment of the funding conditions set forth in the agreement and covenants regarding financial reporting, limits on the Company’s cash burn, incurrence of indebtedness, permitted investments, encumbrances, distributions, investments and mergers and acquisitions. The Loan is also secured by a security interest in all of the Company’s personal property, excluding its intellectual property. The Company is in compliance with the covenants of the Loan as of December 31, 2015.

In connection with the Loan, in August 2014, the Company issued Square 1 Bank warrant, exercisable for 52,695 shares of the Company’s common stock at an exercise price of $4.27. In accordance with ASC 480-10, Distinguishing Liabilities from Equity, the freestanding warrant for the Company’s common stock was recognized as a liability and recorded at fair value in all periods prior to exercise. The warrant liability was re-measured to fair value prior to reclassification to additional paid in capital upon its exercise.  The initial fair value of the warrant of $0.3 million was recorded as a liability and a discount to notes payable and is being amortized to interest expense over the term of the Loan.  The debt discount was $0.2 million and $0.3 million as of December 31, 2015 and 2014, respectively. In September 2014, the warrant was exercised via a cashless exercise into 17,664 shares of the Company’s common stock. The fair value of the warrant is shown as a debt discount and is netted against the outstanding loan balance in the consolidated balance sheets.

As of December 31, 2015 future principal payments under the Company’s notes payable agreement are as follows (in thousands):

Years ending December 31,
2016	3,226
2017	3,226
2018	490
Total	$6,942